Income Tax - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Income Taxes [Line Items]
Threshold revenue | €		€ 750
Deferred tax liabilities	$ 1,858,000		$ 824,000	$ 1,152,000
Income tax rates	20.20%	20.20%	16.50%	9.60%
Income tax expense	$ 30,550,000		$ 29,428,000	$ 11,586,000
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 0		$ 0
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	5.00%	5.00%
Tax rate effect from change in tax rate	5.00%	5.00%	5.00%	5.00%
Cayman Islands
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%	0.00%
Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%	35.00%
Colombia
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%	35.00%
United States
Disclosure Of Income Taxes [Line Items]
Income tax rates	21.00%	21.00%
Ecuador
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%	25.00%
Panama
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%	25.00%
United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%	25.00%
Uruguay
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%	25.00%
Income tax expense	$ 4,543,000
Kenya
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%	30.00%
Mexico
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%	30.00%
Nigeria
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%	30.00%
Remaining Countries | Bottom of Range
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%	10.00%
Remaining Countries | Top of Range
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%	35.00%